Stockholders' Equity (Details Textual) - USD ($)						1 Months Ended										3 Months Ended						9 Months Ended		12 Months Ended
	Mar. 22, 2017	Jan. 10, 2017	Sep. 06, 2016	Jun. 10, 2016	May 06, 2015	Sep. 30, 2018	Oct. 23, 2017	Apr. 30, 2017	Mar. 31, 2017	Dec. 27, 2016	Jul. 29, 2016	Apr. 19, 2016	Sep. 29, 2015	Jul. 29, 2015	Jul. 28, 2015	Sep. 30, 2018	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016		Jun. 30, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016		Dec. 31, 2015	May 14, 2018	Oct. 18, 2017	Jul. 17, 2017	May 31, 2017	Feb. 03, 2017	Dec. 20, 2016	Dec. 16, 2016	Nov. 30, 2016	Dec. 24, 2015
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Conversion of Stock, Shares Converted																									963		300
Allocated Share-based Compensation Expense																$ 9,000	$ 180,000					$ 131,000	$ 345,000	$ 500,000	$ 2,000,000
Dividends																								$ 231,698
Derivative Liability								$ 180,000																						$ 200,000
Fair Value Adjustment of Warrants								180,000
Adjustments to Additional Paid in Capital, Warrant Issued																						91,000
Warrant Issuance Expense																									0.2
Series E Preferred Stock Accreted Value From Dividends						$ 396,000																$ 396,000
Class Of Warrant Or Right Shares Granted																						4,391,744		387,597
Class Of Warrants Or Rights Options Increased																						4,004,147
Class Of Warrant Or Right Weighted Average Exercise Price Granted																						$ 0.0759		$ 0.86
Deemed Dividend																$ (5,541,000)	$ 0					$ (11,140,000)	$ 0	$ (6,864,000)	$ (7,973,000)
Class of Warrant or Right, Number of Securities Called by Warrants or Rights							17,676,000																				13,750
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 20.00								$ 1.20	[1]				$ 3.00	$ 1.20	[1]	$ 50.00	$ 0.47
Payments for Other Fees											$ 100,000								$ 70,000
Stock Issued During Period, Value, New Issues																									$ 1,924,000
Noncash or Part Noncash Acquisition, Noncash Financial or Equity Instrument Consideration, Warrants Issued											25,000
Incremental Common Shares Warrants Issued											158,730
Payments of Stock Issuance Costs											$ 40,000
Proceeds from Issuance of Warrants																								$ 0	$ 16,000
Description Of Cs Purchase Agreement																									We shall not issue, and the Buyer shall not purchase any shares of common stock under the CS Purchase Agreement, if such shares proposed to be issued and sold, when aggregated with all other shares of common stock then owned beneficially (as calculated pursuant to Section 13(d) of the 1934 Act and Rule 13d-3 promulgated thereunder) by the Buyer and its affiliates would result in the beneficial ownership by the Buyer and its affiliates of more than 4.99% of the then issued and outstanding shares of common stock of the Company<table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Description Of Termination Of Cs Purchase Agreement																									At any time after the Commencement Date, the CS Purchase Agreement may be terminated by the mutual written consent of us and Buyer and upon the meeting of certain conditions as defined in the CS Purchase Agreement. In addition, at any time after the Commencement Date, we shall have the option to terminate the CS Purchase Agreement for any reason or for no reason by delivering notice to Buyer electing to terminate the CS Purchase Agreement without any liability whatsoever except that we must transmit to Buyer a termination fee of $250,000 in cash or shares<table border="0" style="width:100%; table-layout:fixed;" cellspacing="0" cellpadding="0"><tr><td></td></tr></table>
Proceeds from Issuance Initial Public Offering							$ 18,000,000
Sale of Stock, Number of Shares Issued in Transaction							18,000
Conversion Of Warrants							982
Preferred Stock, Dividend Payment Terms																								(i) if there was no triggering event (as such term is defined in the Certificate of Designations), 90.0% of the average of the five lowest individual daily volume weighted average prices during the applicable measurement period, which may be non-consecutive, less $1.00 per share of common stock, not to exceed 100% of the lowest sales price on the last day of such measurement period, less $1.00 per share of common stock, or (ii) following a triggering event, 80.0% of the lowest daily volume weighted average price during any measurement period, less $1.00 per share of common stock, not to exceed 80.0% of the lowest sales price on the last day of any measurement period, less $1.00 per share of common stock. In addition, in a triggering event the dividend rate would adjust upwards by 10%.
Gross Proceeds From Issuance Of Convertible Preferred Stock													$ 3,000,000		$ 9,000,000
Warrants and Rights Outstanding																											$ 600,000
Placement Agents Expenses																								$ 200,000			600,000
Additional Gross Proceeds From Issuance Of Convertible Preferred Stock																											$ 3,000,000
Preferred Stock Converted Into Common Stock																									192,600		60,000
Minimum Bid Price						$ 1.00										$ 1.00						$ 1.00		$ 1.00
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					12,500
Share Purchase Agreement [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights											25,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 20.00
Stock Issued During Period, Shares, New Issues			200,000								158,730
Payments for Other Fees											$ 1,000,000
Stock Issued During Period, Value, New Issues			$ 2,000,000								1,000,000
Stock Issued During Period Shares For Commitment											$ 17,500
Securities Purchase Agreement Transaction Fees																								$ 48,000
Common Stock Purchase Agreement [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Common Stock, Value, Subscriptions																																			$ 10,000,000
Common Stock Purchase Agreement Advisory Fee Percentage																								1.75%
HlhwIv Llc [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Adjustments to Additional Paid in Capital, Warrant Issued								$ 180,000																$ 180,000
HlhwIv Llc [Member] | Common Stock Purchase Agreement [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Stock Issued During Period, Shares, New Issues									25,000									1,100,000						496,895	625,000
Payments for Other Fees	$ 1,000,000																		$ 700,000						$ 35,000
Stock Issued During Period, Value, New Issues									$ 250,000									$ 4,000,000						$ 1,600,000	$ 2,400,000
Common Stock, Value, Subscriptions	$ 1,600,000																															$ 3,057,100
Common Stock Purchase Agreement Advisory Fee Percentage																									1.75%
Common Stock Outstanding Percentage									20.00%									20.00%
Regatta Select Health care Llc [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Stock Issued During Period, Shares, New Issues				185,000								175,000
Stock Issued During Period, Value, New Issues				$ 250,000								$ 250,000
Regatta Select Health care Llc [Member] | Capital Access Agreement [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Stock Issued During Period, Shares, New Issues				185,000																					175,000
Stock Issued During Period, Value, New Issues				$ 1,100,000																				800,000
Purchase Price Per Share Percentage				83.00%							83.00%
Average Daily Volume Percentage				200.00%								200.00%
Average Closing Bid Price Percentage				75.00%								75.00%
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs				$ 100,000
Legal Fees				$ 100,000
Dr Jeanmarc Menat [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 8.82
Dr Jeanmarc Menat [Member] | Share Purchase Agreement [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights										6,852
Class of Warrant or Right, Exercise Price of Warrants or Rights										$ 10.00
Stock Issued During Period, Shares, New Issues																					48,333
Stock Issued During Period, Value, New Issues																					$ 300,000
Shares Issued, Price Per Share																					$ 7.20
Stock Returned During Period Shares										3,776
Crystal Clear Group Inc [Member] | SPA Amendment [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																																		9,259
Shares Issued, Price Per Share									$ 8.50									$ 8.50																$ 10.00
Stock Returned During Period Shares																		4,248
Institutional Investors [Member] | SPA Amendment [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		52,910
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 10.00
Proceeds from Issuance of Warrants		$ 238,095
Employee Stock Option [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Allocated Share-based Compensation Expense																						$ 100,000		$ 300,000
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																						2 years 1 month 6 days		1 year 8 months 12 days
Placement Agent [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights																											5,700
Class of Warrant or Right, Exercise Price of Warrants or Rights																											$ 50.00
Legal Fees																								$ 100,000
Payments of Stock Issuance Costs																								$ 1,700,000
Placement Agents Expenses																											$ 200,000
Stock Based Compensation 2015 Plan [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																											10 years
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross																											37,500
Common Stock, Capital Shares Reserved for Future Issuance																			250,000					3,500,000	250,000											250,000
IPO [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Share Price							$ 1,000
Noteholders [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class Of Warrant Or Right Shares Granted																								387,597
Class Of Warrant Or Right Weighted Average Exercise Price Granted																								$ 0.86
Performance Based Options [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Allocated Share-based Compensation Expense					$ 200,000
Series E Convertible Preferred Stock [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Conversion of Stock, Shares Converted																						8,478
Dividends																						$ 342,000
Class of Warrant or Right, Exercise Price of Warrants or Rights							1.10
Share Price							$ 1.10
Class Of Warrant Or Right Term							7 years
Conversion Of Stock Conversion Price							$ 0.66
Conversion of Stock, Amount Converted							$ 1,080,000
Lowest Volume Weighted Average Price							87.50%
Series E Preferred Stock [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Conversion of Stock, Shares Converted																								5,809
Adjustments to Additional Paid in Capital, Warrant Issued																						0
Series E Preferred Stock Accreted Value From Dividends																						0
Deemed Dividend																$ 10,127,000						$ 10,127,000
Stock Issued During Period, Shares, New Issues																									0
Stock Issued During Period, Value, New Issues																									$ 0
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																								$ 1,059,000
Preferred Stock, Dividend Rate, Percentage							8.00%
Equity, Fair Value Disclosure																								$ 8,690,000
Convertible Preferred Stock Conversion Price																								$ 1.10
Convertible Preferred Stock, Shares Issued upon Conversion																								17,672,727
Convertible Preferred Stock Effective Conversion Price																								0.28%					0.55%
Convertible Preferred Stock Beneficial Conversion Feature																								$ 6,864,000
Preferred Stock Original Redemption Period																								6 years 6 months
Series D Preferred Stock [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Conversion of Stock, Shares Converted																									(963)		300
Fair Value Adjustment of Warrants																									$ 8,700,000
Class of Warrant or Right, Exercise Price of Warrants or Rights																											$ 50.00
Stock Issued During Period, Value, New Issues																											$ 165,586
Conversion of Stock, Amount Converted																									(9,632,000)
Convertible Preferred Stock, Shares Issued upon Conversion																											1,263
Warrants and Rights Outstanding																			$ 8,000,000						$ 8,000,000		$ 2,400,000
Series D Preferred Stock [Member] | Discover [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Stock Issued During Period, Shares, New Issues																									4,542,989
Common Stock [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Conversion of Stock, Shares Issued																						23,825,614
Adjustments to Additional Paid in Capital, Warrant Issued																						$ 0
Series E Preferred Stock Accreted Value From Dividends																						0
Stock Issued During Period, Shares, New Issues																									360,000
Stock Issued During Period, Value, New Issues																									$ 0
Convertible Preferred Stock, Shares Issued upon Conversion																								6,922,992
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 37.40
Warrant [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class Of Warrant Or Right Issued								83,333
Deemed Dividend																$ 441,000						$ 441,000
Adjustments to Additional Paid in Capital, Stock Issued, Issuance Costs																								$ 896,000
Equity, Fair Value Disclosure																								$ 7,355,000
Warrant [Member] | Noteholders [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class Of Warrant Or Right Shares Granted																							387,597
Class Of Warrant Or Right Weighted Average Exercise Price Granted																							$ 0.86
Stock Purchase Agreements [Member] | Series D Preferred Stock [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Gross Proceeds From Issuance Of Convertible Preferred Stock														$ 3,000,000	$ 9,000,000												$ 12,000,000
Preferred Stock Convertible Discount Rate																											5.00%
Maximum [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						200.00										$ 200.00	$ 200.00		$ 200.00			$ 200.00	200.00	$ 200.00	$ 200.00		$ 1,312
Maximum [Member] | Stock Based Compensation 2015 Plan [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																															750,000		1,250,000
Maximum [Member] | Series D Preferred Stock [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Preferred Stock Convertible Discount Rate																									25.00%
Minimum [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights						$ 0.08										$ 0.08	$ 9.40		$ 9.40			$ 0.08	$ 9.40	$ 0.86	$ 9.40		$ 33.20
Preferred Stock Convertible Discount Rate																									15.00%		0.00%
Minimum [Member] | Stock Based Compensation 2015 Plan [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Common Stock, Capital Shares Reserved for Future Issuance																															750,000		250,000
Minimum [Member] | Series D Preferred Stock [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Preferred Stock Convertible Discount Rate																									15.00%
Employee Stock Purchase Plan [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant																								49,902
Employee Stock Purchase Plan [Member] | Scenario ii [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																								85.00%
Employee Stock Purchase Plan [Member] | Scenario i [Member]
Disclosure Of Compensation Related Costs Share based Payments [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Purchase Price of Common Stock, Percent																								85.00%

[1]	Includes the 83,333 warrants issued with the April 2017 Convertible Notes valued using the Monte Carlo model, which is a pricing model that incorporates all of the required inputs of a Black-Scholes model and Monte Carlo simulation process that capture additional features of the warrant related to its fair value estimate, but are outside of the Black-Scholes model. The warrants contain a provision whereby if we complete a transaction with an effective price per share lower than the exercise price of the warrants then the exercise price shall be reduced and the number of warrant shares issuable shall be increased such that the aggregate exercise price payable after taking into account the decrease in the exercise price, shall be equal to the aggregate exercise price prior to such adjustment. The allocated fair value of the warrant of $180,000 is the mean of the present value of the future cash flows resulting from the Monte Carlo simulation process. The fair value of $180,000 was calculated using the Monte Carlo model and the allocated value of $180,000 was recorded as additional paid-in capital. In 2017, the number of warrants increased to 387,597 and exercise price lowered to $0.86 due to the above provision.